VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 0.4%
Mobileye Global, Inc. * † 9,200 $ 295,780
Underline
Banks : 16.6%
Bank Hapoalim BM 332,205 3,124,414
Bank Leumi Le-Israel BM 394,760 3,293,215
FIBI Holdings Ltd. 6,126 274,124
First International Bank Of
Israel Ltd. 16,256 678,832
Israel Discount Bank Ltd. 356,290 1,849,204
Mizrahi Tefahot Bank Ltd. 48,282 1,816,573
11,036,362
Capital Goods : 4.1%
Ashtrom Group Ltd. * 9,475 140,661
Elbit Systems Ltd. † 8,161 1,715,687
Electra Ltd. 250 108,165
Kornit Digital Ltd. * 13,713 248,479
Shapir Engineering and
Industry Ltd. * 27,013 154,749
Shikun & Binui Ltd. * 63,012 156,605
Stratasys Ltd. * 18,677 217,027
2,741,373
Commercial & Professional Services : 0.8%
Danel Adir Yeoshua Ltd. 969 83,155
Fiverr International Ltd. * † 11,975 252,313
Hilan Ltd. 3,386 215,899
551,367
Consumer Discretionary Distribution &
Retail : 1.7%
Global-e Online Ltd. * † 30,159 1,096,280
Underline
Consumer Durables & Apparel : 0.5%
Delta Galil Ltd. 3,982 175,822
Maytronics Ltd. 14,219 142,009
317,831
Consumer Services : 0.4%
888 Holdings Plc * 103,469 115,017
Fattal Holdings 1998 Ltd. * 1,300 167,271
282,288
Consumer Staples Distribution & Retail : 0.6%
Rami Levy Chain Stores
Hashikma Marketing 2006
Ltd. 2,976 179,466
Shufersal Ltd. * 35,390 249,019
428,485
Energy : 2.1%
Delek Group Ltd. 3,466 455,252
Energean Plc 34,168 471,882
Oil Refineries Ltd. 861,163 286,838
Paz Oil Co. Ltd. 1,762 188,940
1,402,912
Financial Services : 1.9%
Isracard Ltd. 67,800 277,393
Payoneer Global, Inc. * 79,459 386,171
Plus500 Ltd. 19,994 456,019
Tel Aviv Stock Exchange Ltd. 24,297 164,535
1,284,118
Food, Beverage & Tobacco : 0.3%
Strauss Group Ltd. * 12,166 230,151
Underline
Number
of Shares Value
Health Care Equipment & Services : 1.8%
Inmode Ltd. * † 28,118 $ 607,630
Nano-X Imaging Ltd. * † 19,538 190,886
Novocure Ltd. * 15,774 246,548
OPKO Health, Inc. * † 139,163 166,995
1,212,059
Insurance : 3.0%
Clal Insurance Enterprises
Holdings Ltd. * 21,055 388,870
Harel Insurance Investments &
Financial Services Ltd. * 39,076 377,046
Lemonade, Inc. * † 15,859 260,246
Menora Mivtachim Holdings
Ltd. 8,243 222,291
Migdal Insurance & Financial
Holdings Ltd. 113,832 157,799
Phoenix Holdings Ltd. 56,495 565,523
1,971,775
Materials : 2.1%
ICL Group Ltd. † 185,694 999,034
Israel Corp. Ltd. * 1,355 370,375
1,369,409
Media & Entertainment : 1.2%
Perion Network Ltd. * 15,072 338,819
Playtika Holding Corp. 25,121 177,103
Taboola.com Ltd. * 65,500 290,820
806,742
Pharmaceuticals, Biotechnology & Life
Sciences : 8.8%
Taro Pharmaceutical Industries
Ltd. * 2,977 126,046
Teva Pharmaceutical Industries
Ltd. (ADR) * 403,585 5,694,584
5,820,630
Real Estate Management & Development :
4.2%
Airport City Ltd. * 11,585 186,389
Alony Hetz Properties &
Investments Ltd. 36,235 266,940
Amot Investments Ltd. 55,875 265,446
Azrieli Group Ltd. 13,098 948,491
Big Shopping Centers Ltd. * 3,255 362,081
Melisron Ltd. 5,985 444,130
Mivne Real Estate KD Ltd. 76,100 188,421
Summit Real Estate Holdings
Ltd. 7,716 98,092
2,759,990
Semiconductors & Semiconductor
Equipment : 6.7%
Camtek Ltd. * † 8,565 717,490
CEVA, Inc. * † 5,515 125,246
Nova Ltd. * † 6,251 1,108,802
SolarEdge Technologies, Inc. *
† 18,408 1,306,600
Tower Semiconductor Ltd. * 35,398 1,184,063
4,442,201
Software & Services : 37.3%
Amdocs Ltd. 34,711 3,136,833

VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Software & Services (continued)
Check Point Software
Technologies Ltd. * 30,749 $ 5,043,143
CyberArk Software Ltd. * † 14,285 3,794,525
Formula Systems 1985 Ltd. 1,987 159,615
JFrog Ltd. * 30,966 1,369,317
Matrix IT Ltd. 9,377 207,390
Monday.com Ltd. * 8,764 1,979,525
Nice Ltd. (ADR) * † 17,784 4,634,866
One Software Technologies
Ltd. 9,013 133,813
Radware Ltd. * 7,873 147,383
Sapiens International Corp. NV 10,032 322,629
SentinelOne, Inc. * 69,855 1,628,320
Wix.com Ltd. * 16,259 2,235,287
24,792,646
Technology Hardware & Equipment : 0.5%
Gilat Satellite Networks Ltd. * 15,902 86,348
Nano Dimension Ltd. (ADR) * † 76,184 212,172
298,520
Telecommunication Services : 1.5%
Bezeq The Israeli
Telecommunication Corp. Ltd. 727,185 937,771
Partner Communications Co.
Ltd. * 17,434 76,228
1,013,999
Number
of Shares Value
Transportation : 0.5%
ZIM Integrated Shipping
Services Ltd. † 34,192 $ 346,023
Underline
Utilities : 2.9%
Energix-Renewable Energies
Ltd. 82,848 304,228
Enlight Renewable Energy
Ltd. * 23,761 398,821
Kenon Holdings Ltd. 6,403 168,280
OPC Energy Ltd. * 20,200 143,790
Ormat Technologies, Inc. † 14,125 934,934
1,950,053
Total Common Stocks
(Cost: $54,430,747) 66,450,994
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.5%
Money Market Fund: 2.5%
(Cost: $1,670,172)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 1,670,172 1,670,172
Total Investments: 102.4%
(Cost: $56,100,919) 68,121,166
Liabilities in excess of other assets: (2.4)% (1,589,603)
NET ASSETS: 100.0% $ 66,531,563
Definitions:
ADR American Depositary Receipt
† Security fully or partially on loan. Total market value of securities on loan is $12,785,096.
* Non-income producing